Equity Method Investments - Investments In Equity Method Investments (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 04, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Balance as of January 1		$ 19.4	$ 62.7
Funding received from shareholder loan		0.0	(46.5)	$ 25.5
Income / (loss) on a percentage basis		1.2	16.1	9.5
Cancellation of Opex performance guarantee			(5.9)
Disposal of investment			(7.0)
Balance as of December 31		20.6	19.4	62.7
Opex
Schedule of Equity Method Investments [Line Items]
Ownership percentage sold	49.00%
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of January 1		16.9	48.0
Funding received from shareholder loan			(31.6)
Income / (loss) on a percentage basis		0.0	0.5
Cancellation of Opex performance guarantee			0.0
Disposal of investment			0.0
Balance as of December 31		16.9	16.9	48.0
Funding provided by shareholder loans		9.8
Ownership percentage sold	49.00%
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of January 1		2.5	9.5
Funding received from shareholder loan			(9.5)
Income / (loss) on a percentage basis		1.2	2.5
Cancellation of Opex performance guarantee			0.0
Disposal of investment			0.0
Balance as of December 31		3.7	2.5	9.5
Ownership percentage sold	49.00%
Opex
Schedule of Equity Method Investments [Line Items]
Balance as of January 1		0.0	5.2
Funding received from shareholder loan			(3.7)
Income / (loss) on a percentage basis		0.0	14.1
Cancellation of Opex performance guarantee	$ (5.9)		(5.9)
Disposal of investment			(9.7)
Balance as of December 31		0.0	0.0	5.2
Ownership percentage sold	49.00%
Akal
Schedule of Equity Method Investments [Line Items]
Balance as of January 1		0.0	0.0
Funding received from shareholder loan			(1.7)
Income / (loss) on a percentage basis		0.0	(1.0)
Cancellation of Opex performance guarantee			0.0
Disposal of investment			2.7
Balance as of December 31		$ 0.0	$ 0.0	$ 0.0
Ownership percentage sold	49.00%